Income taxes (Details) - Schedule reconciliation of effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Reconciliation Of Effective Tax Rate Abstract
U.S federal statutory income tax rate(a)	21.00%	17.00%
Valuation allowance	(17.30%)	(15.40%)
Non-deductible expenses	(0.20%)	(3.60%)
Stock based compensation	(5.00%)
Credits	0.40%
Internal restructuring		(0.30%)
Foreign rate differential	(0.50%)	0.80%
State and local income taxes, net of federal benefit	2.20%
Others	(1.10%)
Effective tax rate	(0.50%)	(1.50%)